Registration Nos. 2-98326
                                                                        811-4323

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                  Pre-Effective Amendment No. ____            [ ]



                  Post-Effective Amendment No.  49            [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           [X]


                  Amendment No. 50                            [X]
                  (Check appropriate box or boxes.)



                             CDC NVEST FUNDS TRUST I
               (Exact Name of Registrant as Specified in Charter)

                399 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116
          (Address of Principal Executive Offices, including Zip Code)

                                 (617) 449-2801
              (Registrant's Telephone Number, including Area Code)

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

                                    Copy to:
                               John M. Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110


It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on December 3, 2001 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CDC NVEST JURIKA & VOYLES RELATIVE VALUE FUND
                 CDC NVEST JURIKA & VOYLES SMALL CAP GROWTH FUND

 Supplement dated December 3, 2001 to Equity Funds Classes A, B and C Prospectus
     dated November 14, 2001 with respect to the CDC Nvest Jurika & Voyles Relative Value Fund and CDC Nvest Jurika & Voyles Small Cap Growth Fund

CDC NVEST JURIKA & VOYLES RELATIVE VALUE FUND

On August 31, 2001, the Board of Trustees of CDC Nvest Funds Trust I approved an agreement and plan of reorganization (the "Relative Value Agreement") pursuant to which the CDC Nvest Relative Value Fund (the "Relative Value Fund") would acquire all the assets and liabilities of the Jurika & Voyles Value+Growth Fund. The Relative Value Agreement was also approved by the Board of Trustees of the Jurika & Voyles Fund Group on August 1, 2001 and by shareholders of the Jurika & Voyles Value+Growth Fund at a special shareholder meeting held on November 16, 2001. On November 30, 2001, the transactions contemplated by the Relative Value Agreement were consummated. An important result of these transactions is that the Relative Value Fund assumes the financial and performance history of the Jurika & Voyles Value+Growth Fund. The following sections of the Prospectus are revised to illustrate this change.

The effective date on the cover of the Prospectus with respect to the Relative Value Fund is December 3, 2001.

The ticker symbols for each class are as follows:
Class A:    NJVAX Class B:   NJVBX  Class C:   NJVCX

THE "PERFORMANCE" SECTION RELATING TO THE RELATIVE VALUE FUND IS REPLACED WITH THE FOLLOWING:

EVALUATING THE RELATIVE VALUE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in the Relative Value Fund by showing changes in the Relative Value Fund's performance from year to year and by showing how the Relative Value Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception, if shorter) compare with those of certain broad measures of market performance and those of certain indices of funds with similar objectives. The returns shown are those of the Relative Value Fund's Class Y shares, which are not offered in this Prospectus. The returns of Classes A, B and C shares would have substantially similar returns because they would be invested in the same portfolio of securities as Class Y shares and would only differ to the extent that the classes do not have the same expenses. The Classes A, B and C returns may be lower than the returns of Class Y shares because Classes A, B and C shares are subject to sales charges and higher expenses than Class Y shares. The Relative Value Fund's past performance does not necessarily indicate how the Relative Value Fund will perform in the future. The performance results below reflect results achieved by the Relative Value Fund's predecessor under different advisory arrangements. Because the Relative Value Fund's current advisory arrangement differs from the advisory arrangement of its predecessor, the past performance results shown below may have been different utilizing its current advisory arrangements.

The bar chart shows the total returns for Class Y shares for each calendar year since the first full year of operations of the Relative Value Fund's predecessor. The returns for Classes A, B and C shares differ from the Class Y returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Relative Value Fund's shares. A sales charge will reduce your return.

TOTAL RETURN+*
--------------------------------------------------------------------------------
    1995         1996        1997        1998        1999       2000
   28.09%       20.31%      21.54%      6.12%       11.93%     14.71%
--------------------------------------------------------------------------------
(DELTA)  Highest Quarterly Return: Fourth Quarter 1999, up 17.18 %
         Lowest Quarterly Return: Third Quarter 1998, down 14.88%
* The Fund's Class Y shares total return year-to-date as of September 30, 2001 was -18.01%.

The table below shows the Relative Value Fund's predecessor's average annual total returns for the one-year, five-year and ten-year periods (or since class inception, if shorter) compared to those of the Russell 1000 Index, a nationally recognized index comprised of the 1,000 largest companies, and the Russell Mid-Cap Index, which includes the 800 smallest companies in the Russell 1000 Index, based on market capitalization. They are also compared to the returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Mid-Cap Blend Funds and Lipper Multi-Cap Value Funds Averages, each an average of the total returns of mutual funds with a current investment style similar to that of the Relative Value Fund. You may not invest directly in an index or an average. The Relative Value Fund's total returns reflect the expenses of the Relative Value Fund's Class Y shares. The Russell 1000 Index and Russell Mid-Cap Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Mid-Cap Blend Average and Lipper Multi-Cap Value Funds Average returns have been adjusted for these expenses and sales charges.


--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS +               PAST 1 YEAR          PAST 5 YEARS        SINCE FUND INCEPTION
(FOR THE PERIODS ENDED DECEMBER 31, 2000)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
CDC Nvest Jurika & Voyles Relative Value        14.71%               14.76%                  17.16%
Fund:
      Class Y (INCEPTION 9/30/94)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Russell 1000 Index                              -7.79%               18.16%                  20.20%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Russell Mid-Cap Index                           8.25%                16.69%                  18.14%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Morningstar Mid-Cap Blend Funds Average         4.26%                15.78%                  16.45%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average            10.12%               14.89%                  16.45%
--------------------------------------------------------------------------------------------------------------

+ The returns shown above reflect the results of the Jurika & Voyles Value+Growth Fund, the assets and liabilities of which were acquired by the Relative Value Fund on November 30, 2001.

For estimated expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."



THE FOLLOWING INFORMATION RELATING TO THE RELATIVE VALUE FUND IS ADDED TO THE "FUND PERFORMANCE" SECTION.

The financial highlights table is intended to help you understand the Fund's financial performance information for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants for the years ended June 30, 2001 and 2000 and by other independent accountants for periods prior to July 1, 1999. Their reports, along with the Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available without charge upon request. The financial highlights reflect the results of operations of the Jurika & Voyles Value+Growth Fund, CDC Nvest Jurika & Voyles Relative Value Fund's accounting predecessor. The Jurika & Voyles Value+Growth Fund reorganized into the CDC Nvest Jurika & Voyles Relative Value Fund on November 30, 2001.



                          CDC NVEST RELATIVE VALUE FUND


CLASS Y                                                                               YEAR ENDED JUNE 30,

                                                               2001           2000            1999           1998          1997
Net asset value, beginning of year                            $16.94         $16.06          $16.20         $16.27        $13.69
                                                              ------         ------          ------         ------        ------
Income from investment operations:
     Net investment income (loss)                             (0.03)         (0.00)*          0.03           0.01          0.10
     Net realized and unrealized gain on investments           0.97           1.41            0.82           1.77          4.03
                                                               ----           ----            ----           ----          ----
Total from investment operations                               0.94           1.41            0.85           1.78          4.13
                                                               ----           ----            ----           ----          ----
Less distributions:
     From net investment income                                ---           (0.04)           ---           (0.04)        (0.10)
     From net realized gain                                   (2.39)         (0.49)          (0.99)         (1.81)        (1.45)
                                                              ======         ======          ======         ======        ======
Total distributions                                           (2.39)         (0.53)          (0.99)         (1.85)        (1.55)
                                                              ======         ======          ======         ======        ======
Net assets value end of year                                 $ 15.49         $ 16.94        $ 16.06        $ 16.20        $ 16.27
                                                             =======         =======        =======        =======        =======
Total Return                                                  5.35%           9.15%          6.05%          11.54%        32.38%
                                                              =====           =====          =====          ======        ======
Net assets at end of year (millions)                          $ 29.1         $ 29.6          $ 38.3         $ 47.4        $ 24.0
                                                              ======         ======          ======         ======        ======

Ratio of expenses to average net assets:
     Before fees waived and expenses absorbed                 1.62%           1.68%          1.58%          1.48%          2.11%
                                                              =====           =====          =====          =====          =====
     After fees waived and expenses absorbed                  1.25%           1.25%          1.25%          1.25%          1.26%
                                                              =====           =====          =====          =====          =====

Ratio of net investment income (loss) to average net assets:
     After fees waived and expenses absorbed                 (0.18)%         (0.01)%         0.22%          0.09%          0.45%
                                                             =======         =======         =====          =====          =====
Portfolio turnover rate                                       51.31%         79.33%          92.42%         60.51%        160.13%
                                                              ======         ======          ======         ======        =======

*Amount represents less than $0.01 per share.


CDC NVEST JURIKA & VOYLES SMALL CAP GROWTH FUND

On August 31, 2001, the Board of Trustees of CDC Nvest Funds Trust III approved an agreement and plan of reorganization (the "Small Cap Growth Agreement") pursuant to which the CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly, the CDC Nvest Bullseye Fund) (the "Small Cap Growth Fund") would acquire all assets and liabilities of the Jurika & Voyles Small-Cap Fund. The Small Cap Growth Agreement was also approved by the Board of Trustees of the Jurika & Voyles Fund Group on August 1, 2001 and by shareholders of the Jurika & Voyles Small-Cap Fund at a special shareholder meeting held on November 16, 2001. On November 30, 2001, the transactions contemplated by the Small Cap Growth Agreement were consummated. An important result of these transactions is that the Small Cap Growth Fund assumes the financial and performance history of the Jurika & Voyles Small-Cap Fund. The following sections of the Prospectus are revised to illustrate this change.

The effective date on the cover of the Prospectus with respect to the Small Cap Growth Fund is December 3, 2001.


THE "EVALUATING THE FUND'S PAST PERFORMANCE" SECTION RELATING TO THE SMALL CAP GROWTH FUND IS REPLACED WITH THE FOLLOWING:

EVALUATING THE SMALL CAP GROWTH FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Small Cap Growth Fund's performance from year to year and by showing how the Small Cap Growth Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception, if shorter) compare with those of a broad measure of market performance and those of certain indices of funds with similar objectives. The returns shown are those of the Small Cap Growth Fund's Class Y shares, which are not offered in this Prospectus. The returns of Classes A, B and C shares would have substantially similar returns because they would be invested in the same portfolio of securities as Class Y shares and would only differ to the extent that the classes do not have the same expenses. The Classes A, B and C returns may be lower than the returns of Class Y shares because Classes A, B and C shares are subject to sales charges and higher expenses than Class Y shares. The Small Cap Growth Fund's past performance does not necessarily indicate how the Small Cap Growth Fund will perform in the future. The performance results below reflect results achieved by the Small Cap Growth Fund's predecessor under different advisory arrangements. Because the Small Cap Growth Fund's current advisory arrangement differs from the advisory arrangement of its predecessor, the past performance results shown below may have been different utilizing its current advisory arrangement.

The bar chart shows the total returns for Class Y shares for each calendar year since the first full year of operations of the Small Cap Growth Fund's predecessor. The returns for Classes A, B and C shares differ from the Class Y returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Small Cap Growth Fund's shares. A sales charge will reduce your return.

TOTAL RETURN+*
--------------------------------------------------------------------------------
    1995         1996        1997        1998        1999       2000
   52.21%       32.16%      23.86%     -14.32%      55.83%     -16.41%
--------------------------------------------------------------------------------
(DELTA)  Highest Quarterly Return: Fourth Quarter 1999, up 41.85 %
         Lowest Quarterly Return: Third Quarter 1998, down 24.55%
* The Fund's Class Y shares total return year-to-date as of September 30, 2001 was -30.01%.

The table below shows the Small Cap Growth Fund's average annual total returns for the one-year, five-year and ten-year periods (or since inception, if shorter) compared to those of the Russell 2000 Index consisting of 2000 small-cap stocks. The returns are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Small Growth Average and Lipper Small-Cap Core Funds Average, each an average of the total returns of all mutual funds with an investment style similar to that of the Small Cap Growth Fund. You may not invest directly in an index or average. The Small Cap Growth Fund's total returns reflect the expenses of the Fund's Class Y shares. The S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Small Growth Average and Lipper Small-Cap Core Funds Average returns have been adjusted for these expenses and sales charges.


 ----------------------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS +
 (FOR THE PERIODS ENDED DECEMBER 31,       PAST 1 YEAR          PAST 5 YEARS         SINCE FUND INCEPTION
 2000)
 ----------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------
 CDC Nvest Jurika & Voyles Small Cap
 Growth Fund (formerly CDC Nvest
 Bullseye Fund):
 ----------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------
          Class Y (INCEPTION 9/30/94)        -16.41%              12.80%                   18.95%
 ----------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------
 Russell 2000 Index*                         -3.02%               10.31%                   12.23%
 ----------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------
 Morningstar Small Growth Average            -3.88%               17.41%                   19.11%
 ----------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------
 Lipper Small-Cap Core Funds Average          8.34%               12.33%                   13.92%
 ----------------------------------------------------------------------------------------------------------

+ The returns shown above reflect the results of the Jurika & Voyles Small-Cap Fund, the assets and liabilities of which were acquired by the Small Cap Growth Fund on November 30, 2001. As a result of these transactions, the Small Cap Growth Fund assumed the financial and performance history of the Jurika & Voyles Small-Cap Fund.

* The Russell 2000 Index replaced the S&P 500 Index as the Small Cap Growth Fund's comparative index because it is more representative of the small-cap stocks in which the Small Cap Growth Fund can invest. For the period ended December 31, 2000, the one-year, five-year and since Fund inception average annual total returns of the S&P 500 Index were -9.10%, 18.33% and 8.18%, respectively.

For estimated expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."



THE FOLLOWING INFORMATION RELATING TO THE SMALL CAP GROWTH FUND IS ADDED TO THE "FUND PERFORMANCE" SECTION.

The financial highlights table is intended to help you understand the Fund's financial performance information for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants for the years ended June 30, 2001 and 2000 and by other independent accountants for periods prior to July 1, 1999. Their reports, along with the Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available without charge upon request. The financial highlights reflect the results of operations of the Jurika & Voyles Small-Cap Fund, CDC Nvest Jurika & Voyles Small Cap Growth Fund's accounting predecessor. The Jurika & Voyles Small-Cap Fund reorganized into the CDC Nvest Jurika & Voyles Small Cap Growth Fund on November 30, 2001.



                 CDC NVEST JURIKA &VOYLES SMALL CAP GROWTH FUND


CLASS Y                                                                              YEAR ENDED JUNE 30,
                                                               2001           2000            1999           1998          1997
Net asset value, beginning of year                            $23.62         $16.13          $19.10         $21.83        $18.39
                                                              ------         ------          ------         ------        ------
Income from investment operations:
     Net investment loss                                      (0.20)         (0.21)          (0.14)         (0.17)        (0.01)
     Net realized and unrealized gain (loss) on
     investments                                              (3.36)          7.70           (0.93)          2.40          4.04
                                                              ------          ----           ------          ----          ----
Total from investment operations                              (3.56)          7.49           (1.07)          2.23          4.03
                                                              ------          ----           ------          ----          ----
Less distributions:
     From net realized gain                                   (3.58)          ----           (1.90)         (4.96)        (0.59)
                                                              ------          ----           ------         ------        ------
     Net asset value, end of year                             $16.48         $23.62          $16.13         $19.10        $21.83
                                                              ======         ======          ======         ======        ======
Total return                                                 (14.06)%        46.44%         (3.78)%         10.29%        22.45%
                                                             ========        ======         =======         ======        ======
Net assets at end of year (in millions)                       $ 31.6         $ 43.2          $ 30.6         $ 90.9        $ 123.1
                                                              ======         ======          ======         ======        =======

Ratio of expenses to average net assets:
     Before fees waived and expenses absorbed                 1.94%           1.84%          1.89%          1.55%          1.39%
                                                              =====           =====          =====          =====          =====
     After fees waived and expenses absorbed                  1.50%           1.50%          1.50%          1.50%          1.50%
                                                              =====           =====          =====          =====          =====

Ratio of net investment loss to average net assets:
     After fees waived and expenses absorbed                 (1.17)%         (1.14)%        (0.66)%        (0.59)%        (0.08)%
                                                             =======         =======        =======        =======        =======
Portfolio turnover rate                                      202.63%         282.93%        179.91%        168.74%        304.88%
                                                             =======         =======        =======        =======        =======



                                                                      SP156-1201

                  CDC NVEST JURIKA & VOYLES RELATIVE VALUE FUND
                 CDC NVEST JURIKA & VOYLES SMALL CAP GROWTH FUND

      Supplement dated December 3, 2001 to Equity Funds Class Y Prospectus dated November 14, 2001 with respect to the CDC Nvest Jurika & Voyles
    Relative Value Fund and CDC Nvest Jurika & Voyles Small Cap Growth Fund

CDC NVEST JURIKA & VOYLES RELATIVE VALUE FUND

On August 31, 2001, the Board of Trustees of CDC Nvest Funds Trust I approved an agreement and plan of reorganization (the "Relative Value Agreement") pursuant to which the CDC Nvest Relative Value Fund (the "Relative Value Fund") would acquire all the assets and liabilities of the Jurika & Voyles Value+Growth Fund. The Relative Value Agreement was also approved by the Board of Trustees of the Jurika & Voyles Fund Group on August 1, 2001 and by shareholders of the Jurika & Voyles Value+Growth Fund at a special shareholder meeting held on November 16, 2001. On November 30, 2001, the transactions contemplated by the Relative Value Agreement were consummated. An important result of these transactions is that the Relative Value Fund assumes the financial and performance history of the Jurika & Voyles Value+Growth Fund. The following sections of the Prospectus are revised to illustrate this change.

The effective date on the cover of the Prospectus with respect to the Relative Value Fund is December 3, 2001.

The ticker symbol for Class Y is NJVYX.


THE "PERFORMANCE" SECTION RELATING TO THE RELATIVE VALUE FUND IS REPLACED WITH THE FOLLOWING:

EVALUATING THE RELATIVE VALUE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in the Relative Value Fund by showing changes in the Relative Value Fund's performance from year to year and by showing how the Relative Value Fund's average annual returns for one-year, five-year and ten-year periods (or since inception, if shorter) compare with those of certain broad measures of market performance and those of certain indices of funds with similar objectives. The Relative Value Fund's past performance does not necessarily indicate how the Relative Value Fund will perform in the future. The performance results below reflect results achieved by the Relative Value Fund's predecessor under different advisory arrangements. Because the Fund's current advisory arrangement differs from the advisory arrangement of its predecessor, the past performance results shown below may have been different utilizing its current advisory arrangements.

The bar chart shows the total returns for Class Y shares for each calendar year since the first full year of operations of the Relative Value Fund's predecessor.

TOTAL RETURN+*
--------------------------------------------------------------------------------
    1995         1996        1997        1998        1999       2000
   28.09%       20.31%      21.54%      6.12%       11.93%     14.71%
--------------------------------------------------------------------------------
(DELTA)  Highest Quarterly Return: Fourth Quarter 1999, up 17.18 %
         Lowest Quarterly Return: Third Quarter 1998, down 14.88%
* The Fund's Class Y shares total return year-to-date as of September 30, 2001 was -18.01%.

The table below shows the Relative Value Fund's predecessor's average annual total returns for the one-year, five-year and ten-year periods (or since class inception, if shorter) compared to those of the Russell 1000 Index, a nationally recognized index comprised of the 1,000 largest companies, and the Russell Mid-Cap Index, which includes the 800 smallest companies in the Russell 1000 Index, based on market capitalization. They are also compared to the returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Mid-Cap Blend Funds and Lipper Multi-Cap Value Funds Averages, each an average of the total returns of mutual funds with a current investment style similar to that of the Relative Value Fund. You may not invest directly in an index or an average. The Relative Value Fund's total returns reflect the expenses of the Relative Value Fund's Class Y shares. The Russell 1000 Index and Russell Mid-Cap Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Mid-Cap Blend Average and Lipper Multi-Cap Value Funds Average returns have been adjusted for these expenses and sales charges.

--------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS +               PAST 1 YEAR          PAST 5 YEARS        SINCE FUND INCEPTION
(FOR THE PERIODS ENDED DECEMBER 31, 2000)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
CDC Nvest Jurika & Voyles Relative Value        14.71%               14.76%                  17.16%
Fund:
      Class Y (INCEPTION 9/30/94)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Russell 1000 Index                              -7.79%               18.16%                  20.20%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Russell Mid-Cap Index                           8.25%                16.69%                  18.14%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Morningstar Mid-Cap Blend Funds Average         4.26%                15.78%                  16.45%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average            10.12%               14.89%                  16.45%
--------------------------------------------------------------------------------------------------------------

+ The returns shown above reflect the results of the Jurika & Voyles Value+Growth Fund, the assets and liabilities of which were acquired by the Relative Value Fund on November 30, 2001.

For estimated expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

THE FOLLOWING INFORMATION RELATING TO THE RELATIVE VALUE FUND IS ADDED TO THE "FUND PERFORMANCE" SECTION.

The financial highlights table is intended to help you understand the Fund's financial performance information for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants for the years ended June 30, 2001 and 2000 and by other indepemdent accountants for periods prior to July 1, 1999. Their reports, along with the Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available without charge upon request. The financial highlights reflect the results of operations of the Jurika & Voyles Value+Growth Fund, CDC Nvest Jurika & Voyles Relative Value Fund's accounting predecessor. The Jurika & Voyles Value+Growth Fund reorganized into the CDC Nvest Jurika & Voyles Relative Value Fund on November 30, 2001.

                          CDC NVEST RELATIVE VALUE FUND


CLASS Y                                                                              YEAR ENDED JUNE 30,
                                                               2001           2000            1999           1998          1997
Net asset value, beginning of year                            $16.94         $16.06          $16.20         $16.27        $13.69
                                                              ------         ------          ------         ------        ------
Income from investment operations:
     Net investment income (loss)                             (0.03)         (0.00)*          0.03           0.01          0.10
     Net realized and unrealized gain on investments           0.97           1.41            0.82           1.77          4.03
                                                               ----           ----            ----           ----          ----
Total from investment operations                               0.94           1.41            0.85           1.78          4.13
                                                               ----           ----            ----           ----          ----
Less distributions:
     From net investment income                                ---           (0.04)           ---           (0.04)        (0.10)
     From net realized gain                                   (2.39)         (0.49)          (0.99)         (1.81)        (1.45)
                                                              ======         ======          ======         ======        ======
Total distributions                                           (2.39)         (0.53)          (0.99)         (1.85)        (1.55)
                                                              ======         ======          ======         ======        ======
Net assets value end of year                                 $ 15.49         $ 16.94        $ 16.06        $ 16.20        $ 16.27
                                                             =======         =======        =======        =======        =======
Total Return                                                  5.35%           9.15%          6.05%          11.54%        32.38%
                                                              =====           =====          =====          ======        ======
Net assets at end of year (millions)                          $ 29.1         $ 29.6          $ 38.3         $ 47.4        $ 24.0
                                                              ======         ======          ======         ======        ======

Ratio of expenses to average net assets:
     Before fees waived and expenses absorbed                 1.62%           1.68%          1.58%          1.48%          2.11%
                                                              =====           =====          =====          =====          =====
     After fees waived and expenses absorbed                  1.25%           1.25%          1.25%          1.25%          1.26%
                                                              =====           =====          =====          =====          =====

Ratio of net investment income (loss) to average net assets:
     After fees waived and expenses absorbed                 (0.18)%         (0.01)%         0.22%          0.09%          0.45%
                                                             =======         =======         =====          =====          =====
Portfolio turnover rate                                       51.31%         79.33%          92.42%         60.51%        160.13%
                                                              ======         ======          ======         ======        =======

*Amount represents less than $0.01 per share.

CDC NVEST JURIKA & VOYLES SMALL CAP GROWTH FUND

On August 31, 2001, the Board of Trustees of CDC Nvest Funds Trust III approved an agreement and plan of reorganization (the "Small Cap Growth Agreement") pursuant to which the CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly, the CDC Nvest Bullseye Fund) (the "Small Cap Growth Fund") would acquire all assets and liabilities of the Jurika & Voyles Small-Cap Fund. The Small Cap Growth Agreement was also approved by the Board of Trustees of the Jurika & Voyles Fund Group on August 1, 2001 and by shareholders of the Jurika & Voyles Small-Cap Fund at a special shareholder meeting held on November 16, 2001. On November 30, 2001, the transactions contemplated by the Small Cap Growth Agreement were consummated. An important result of these transactions is that the Small Cap Growth Fund assumes the financial and performance history of the Jurika & Voyles Small-Cap Fund. The following sections of the Prospectus are revised to illustrate this change.

The effective date on the cover of Prospectus with respect to the Small Cap Growth Fund is December 3, 2001.


THE "EVALUATING THE FUND'S PAST PERFORMANCE" SECTION RELATING TO THE SMALL CAP GROWTH FUND IS REPLACED WITH THE FOLLOWING:


EVALUATING THE SMALL CAP GROWTH FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Small Cap Growth Fund's performance from year to year and by showing how the Small Cap Growth Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception, if shorter) compare with those of a broad measure of market performance and those of certain indices of funds with similar objectives. The Small Cap Growth Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance results below reflect results achieved by the Small Cap Growth Fund's predecessor under different advisory arrangements. Because the Fund's current advisory arrangement differs from the advisory arrangement of its predecessor, the past performance results shown below may have been different utilizing its current advisory arrangement.

The bar chart shows the total returns for Class Y shares for each calendar year since the first full year of operations of the Small Cap Growth Fund's predecessor.

TOTAL RETURN+
--------------------------------------------------------------------------------
    1995         1996        1997        1998        1999       2000
   52.21%       32.16%      23.86%     -14.32%      55.83%     -16.41%
--------------------------------------------------------------------------------
(DELTA)  Highest Quarterly Return: Fourth Quarter 1999, up 41.85 %
         Lowest Quarterly Return: Third Quarter 1998, down 24.55%
+ The Fund's Class Y shares total return year-to-date as of September 30, 2001 was -30.01%.

The table below shows the Small Cap Growth Fund's average annual total returns for the one-year, five-year and ten-year periods (or since-inception, if shorter) compared to those of the Russell 2000 Index consisting of 2000 small-cap stocks. The returns are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Small Growth Average and Lipper Small-Cap Core Funds Average, each an average of the total returns of all mutual funds with an investment style similar to that of the Small Cap Growth Fund. You may not invest directly in an index or average. The Small Cap Growth

Fund's total returns reflect the expenses of the Small Cap Growth Fund's Class Y shares. The S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Small Growth Average and Lipper Small-Cap Core Funds Average returns have been adjusted for these expenses and sales charges.

 ----------------------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS +
 (FOR THE PERIODS ENDED DECEMBER 31,       PAST 1 YEAR          PAST 5 YEARS        SINCE FUND INCEPTION
 2000)
 ----------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------
 CDC Nvest Jurika & Voyles Small Cap
 Growth Fund (formerly CDC Nvest
 Bullseye Fund):
 ----------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------
          Class Y (INCEPTION 9/30/94)        -16.41%              12.80%                   18.95%
 ----------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------
 Russell 2000 Index*                         -3.02%               10.31%                   12.23%
 ----------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------
 Morningstar Small Growth Average            -3.88%               17.41%                   19.11%
 ----------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------
 Lipper Small-Cap Core Funds Average          8.34%               12.33%                   13.92%
 ----------------------------------------------------------------------------------------------------------

+ The returns shown above reflect the results of the Jurika & Voyles Small-Cap Fund, the assets and liabilities of which were acquired by the Fund on November 30, 2001. As a result of those transactions, the Small Cap Growth Fund assumed the financial and performance history of the Jurika & Voyles Small-Cap Fund.

* The Russell 2000 Index replaced the S&P 500 Index as the Small Cap Growth Fund's comparative index because it is more representative of the small-cap stocks in which the Small Cap Growth Fund can invest. For the period ended December 31, 2000, the one-year, five-year and since Fund inception average annual total returns of the S&P 500 Index were -9.10%, 18.33% and 8.18%, respectively.


For past expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."


THE FOLLOWING INFORMATION RELATING TO THE SMALL CAP GROWTH FUND IS ADDED TO THE "FUND PERFORMANCE" SECTION.

The financial highlights table is intended to help you understand the Fund's financial performance information for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants for the years ended June 30, 2001 and 2000 and by other indepemdent accountants for periods prior to July 1, 1999. Their reports, along with the Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available without charge upon request. The financial highlights reflect the results of operations of the Jurika & Voyles Small-Cap Fund, CDC Nvest Jurika & Voyles Small Cap Growth Fund's accounting predecessor. The Jurika & Voyles Small-Cap Fund reorganized into the CDC Nvest Jurika & Voyles Small Cap Growth Fund on November 30, 2001.



                 CDC NVEST JURIKA &VOYLES SMALL CAP GROWTH FUND


CLASS Y                                                                              YEAR ENDED JUNE 30,
                                                               2001           2000            1999           1998          1997
Net asset value, beginning of year                            $23.62         $16.13          $19.10         $21.83        $18.39
                                                              ------         ------          ------         ------        ------
Income from investment operations:
     Net investment loss                                      (0.20)         (0.21)          (0.14)         (0.17)        (0.01)
     Net realized and unrealized gain (loss) on
     investments                                              (3.36)          7.70           (0.93)          2.40          4.04
                                                              ------          ----           ------          ----          ----
Total from investment operations                              (3.56)          7.49           (1.07)          2.23          4.03
                                                              ------          ----           ------          ----          ----

Less distributions:
     From net realized gain                                   (3.58)          ----           (1.90)         (4.96)        (0.59)
                                                              ------          ----           ------         ------        ------
     Net asset value, end of year                             $16.48         $23.62          $16.13         $19.10        $21.83
                                                              ======         ======          ======         ======        ======
Total return                                                 (14.06)%        46.44%         (3.78)%         10.29%        22.45%
                                                             ========        ======         =======         ======        ======
Net assets at end of year (in millions)                       $ 31.6         $ 43.2          $ 30.6         $ 90.9        $ 123.1
                                                              ======         ======          ======         ======        =======

Ratio of expenses to average net assets:
     Before fees waived and expenses absorbed                 1.94%           1.84%          1.89%          1.55%          1.39%
     After fees waived and expenses absorbed                  1.50%           1.50%          1.50%          1.50%          1.50%
                                                              =====           =====          =====          =====          =====

Ratio of net investment loss to average net assets:
     After fees waived and expenses absorbed                 (1.17)%         (1.14)%        (0.66)%        (0.59)%        (0.08)%
                                                             =======         =======        =======        =======        =======
Portfolio turnover rate                                      202.63%         282.93%        179.91%        168.74%        304.88%
                                                             =======         =======        =======        =======        =======



                                                                      SP157-1201

                  CDC NVEST JURIKA & VOYLES RELATIVE VALUE FUND
                 CDC NVEST JURIKA & VOYLES SMALL CAP GROWTH FUND

Supplement dated December 3, 2001 to CDC Nvest Funds Statement of Additional Information -- Part I dated November 14, 2001 with respect to the CDC Nvest Jurika & Voyles Relative Value Fund and CDC Nvest Jurika & Voyles Small Cap Growth Fund

CDC NVEST JURIKA & VOYLES RELATIVE VALUE FUND

On August 31, 2001, the Board of Trustees of CDC Nvest Funds Trust I approved an agreement and plan of reorganization (the "Relative Value Agreement") pursuant to which the CDC Jurika & Voyles Nvest Relative Value Fund (the "Relative Value Fund") would acquire all the assets and liabilities of the Jurika & Voyles Value+Growth Fund. The Relative Value Agreement was also approved by the Board of Trustees of the Jurika & Voyles Fund Group on August 1, 2001 and by shareholders of the Jurika & Voyles Value+Growth Fund at a special shareholder meeting held on November 16, 2001. On November 30, 2001, the transactions contemplated by the Relative Value Agreement were consummated. An important result of these transactions is that the Relative Value Fund is the accounting successor to the Jurika & Voyles Relative Value Fund and therefore assumes the financial and performance history of the Jurika & Voyles Value+Growth Fund. As such, the following information with respect to the Relative Value Fund is added to the Statement of Additional Information -- Part I (the "Statement") of the CDC Jurika & Voyles Relative Value Fund.

The effective date on the front page of the Statement with respect to the Relative Value Fund is revised to December 3, 2001.

The following is added to the "Fund Charges and Expenses" section:

The gross advisory fees paid by the Relative Value Fund's predecessor for the fiscal years ended June 30, 1999, 2000 and 2001 were $322,503, $272,263 and
$259,587, respectively. These fees were paid to Jurika & Voyles, L.P. for its advisory services to Jurika & Voyles Value+Growth Fund. The amount of voluntary waivers and reimbursements from Jurika & Voyles, L.P. for the fiscal years ended June 30, 1999, 2000 and 2001 were $122,972, $137,595 and $116,061, respectively.

During the fiscal years ended June 30, 1999, 2000 and 2001, brokerage commisssions paid by the Relative Value Fund's predecessor totaled $75,508, $68,303 (of which $16,257 was paid to firms that furnished research services) and $37,506 (of which $9,520 was paid to firms that furnished research services), respectively.


The following is added to the "Investment Performance of the Funds" section:

The average annual total returns for the Relative Value Fund's predecessor for the fiscal year ended June 30, 2001 are as follows:

RELATIVE VALUE FUND
                                                        Since Inception
  Class Y shares           1 Year         5 Years           (9/30/94)
                        ------------     ---------    --------------------
                           5.35%          12.47%            15.15%

The following is added to the "Financial Statements" section:

         Audited financial statements of the Jurika & Voyles Value+Growth Fund and the related report of independent accountants included in the annual report of the Relative Value Fund for the fiscal year ended June 30, 2001 are incorporated by reference into the Statement. The Relative Value Fund's annual report is available upon request without charge. Shareholders may request the annual report by telephone at (800) 225-5478 or by writing to CDC IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, Massachusetts 02116.


CDC NVEST JURIKA & VOYLES SMALL CAP GROWTH FUND

On August 31, 2001, the Board of Trustees of CDC Nvest Funds Trust III approved an agreement and plan of reorganization (the "Small Cap Growth Agreement") pursuant to which the CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly, the CDC Nvest Bullseye Fund) (the "Small Cap Growth Fund") would acquire all assets and liabilities of the Jurika & Voyles Small-Cap Fund. The Small Cap Growth Agreement was also approved by the Board of Trustees of the Jurika & Voyles Fund Group on August 1, 2001 and by shareholders of the Jurika & Voyles Small-Cap Fund at a special shareholder meeting held on November 16, 2001. On November 30, 2001, the transactions contemplated by the Small Cap Growth Agreement were consummated. An important result of these transactions is that the Small Cap Growth Fund is the accounting successor to the Jurika & Voyles Small-Cap Fund and therefore assumes the financial and performance history of the Jurika & Voyles Small-Cap Fund. As such, the following information with respect to the Small Cap Growth Fund is added to the Statement of Additional Information -- Part I (the "Statement") of the CDC Nvest Jurika & Voyles Small Cap Growth Fund.

The effective date on the front page of the Statement with respect to the Small Cap Growth Fund is revised to December 3, 2001.

The following is added to the "Fund Charges and Expenses" section:

The gross advisory fees paid by the Small Cap Growth Fund's predecessor for the fiscal years ended June 30, 1999, 2000 and 2001 were $416,566, $341,698 and
$326,712, respectively. These fees were paid to Jurika & Voyles, L.P. for its advisory services to Jurika & Voyles Small-Cap Fund. The amount of voluntary waivers and reimbursements from Jurika & Voyles, L.P. for the fiscal years ended June 30, 1999, 2000 and 2001 were $157,576, $115,252 and $148,749, respectively.

During the fiscal years ended June 30, 1999, 2000 and 2001, brokerage commisssions paid by the Small Cap Growth Fund's predecessor totaled $211,310, $80,752 (of which $9,090 was paid to firms that furnished third party research services) and $80,508 (of which $14,931 was paid to firms that furnished third party research services), respectively.

The following is added to the "Investment Performance of the Funds" section:

The average annual total returns for the Small Cap Growth Fund's predecessor for the fiscal year ended June 30, 2001 are as follows:

SMALL CAP GROWTH FUND

                                                                Since Inception
        Class Y shares           1 Year          5 Years           (9/30/94)
                              ------------    ------------    ------------------
                                 -14.06%         10.33%             18.82%

The following is added to the "Financial Statements" section:

Audited financial statements of the Jurika & Voyles Small-Cap Fund and the related report of independent accountants included in the annual report of the Small Cap Growth Fund for the fiscal year ended June 30, 2001 are incorporated by reference into the Statement. The Small Cap Growth Fund's annual reports is available upon request without charge. Shareholders may request the annual report by telephone at (800) 225-5478 or by writing to CDC IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, Massachusetts 02116.

                                                                      SP159-1201

CDC Nvest Star Growth Fund Part A (prospectuses) and Part B (Statement of Additional Information) and the supplements to CDC Nvest Large Cap Growth Fund are incorporated by reference to Post-Effective Amendment No. 48, filed on November 19, 2001 (Accession Number 0001127563-01-500164). CDC Nvest Equity Funds Part A (prospectuses) and Part B (Statement of Additional Information) are incorporated by reference to Post-Effective Amendment No. 47, filed on November 14, 2001 (Accession Number 0001127563-01-500157). CDC Nvest Income Funds Part A (prospectuses) and Part B (Statement of Additional Information) are incorporated by reference to Post-Effective Amendment No. 44, filed on April 30, 2001 (Accession Number 0000927016-01-500437).

                                                       Registration Nos. 2-98326
                                                                        811-4323

                            CDC NVEST FUNDS TRUST I
                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits

(a)              Articles of Incorporation.

         (1) The Registrant's Amended and Restated Agreement and Declaration of Trust dated January 24, 1992 (the "Agreement and Declaration") is incorporated by reference to exhibit 1(a) to Post-Effective Amendment ("PEA") No. 31 to the initial registration statement ("Registration Statement") filed on April 12, 1996.

         (2) Amendment No. 1 dated July 24, 1992 to the Agreement and Declaration is incorporated by reference to exhibit a(2) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (3) Amendment No. 2 dated May 1, 1993 to the Agreement and Declaration is incorporated by reference to exhibit a(3) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (4) Amendment No. 3 dated September 10, 1993 to the Agreement and Declaration is incorporated by reference to exhibit a(4) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (5) Amendment No. 4 dated September 23, 1993 to the Agreement and Declaration is incorporated by reference to exhibit a(5) to PEA No. 42 to the Registration tatement filed on April 27, 2000.

         (6) Amendment No. 5 dated April 11, 1994 to the Agreement and Declaration is incorporated by reference to exhibit 1(b) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

         (7) Amendment No. 6 dated May 19, 1994 to the Agreement and Declaration is incorporated by reference to exhibit a(7) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (8) Amendment No. 7 dated May 2, 1995 to the Agreement and Declaration is incorporated by reference to exhibit a(8) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (9) Amendment No. 8 dated November 3, 1995 to the Agreement and Declaration is incorporated by reference to exhibit a(9) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (10) Amendment No. 9 dated January 2, 1996 to the Agreement and Declaration is incorporated by reference to exhibit 1(c) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

         (11) Amendment No. 10 dated October 31, 1996 to the Agreement and Declaration is incorporated by reference to exhibit 1(d) to PEA No.34 to the Registration Statement filed on February 14, 1997.

         (12) Amendment No. 11 dated February 1, 2000 to the Agreement and Declaration is incorporated by reference to exhibit a(12) to

                 PEA No. 42 to the Registration
                 Statement filed on April 27, 2000.

         (13) Amendment No. 12 dated February 25, 2000 to the Agreement and Declaration is incorporated by reference to exhibit a(13) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (14) Amendment No. 13 dated March 23, 2001 to the Agreement and Declaration is incorporated by reference to exhibit (a)(14) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (15) Amendment No. 14 dated August 31, 2001 to the Agreement and Declaration is incorporated by reference to exhibit (a)(15) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

         (16) Amendment No. 15 dated August 31, 2001 to the Agreement and Declaration is incorporated by reference to exhibit (a)(16) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

(b)              By-Laws.

         (1)     The Registrant's By-laws are incorporated by reference to
                 exhibit 2(a) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

         (2)     Amendment to the By-laws is incorporated by reference to
                 exhibit 2(b) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

(c)              Instruments Defining Rights of Security Holders.

                 Rights of shareholders are described in Article III,
                 Section 6 of the Registrant's Amended and Restated Agreement and Declaration of Trust incorporated by reference as exhibit 1(a) to PEA No. 31 to the Registration Statement filed on April 12, 1996 and exhibit a(16) to PEA No. 46 to the Registration Statement filed on October 12, 2001 .

(d)              Investment Advisory Contracts.

         (1) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of CDC Nvest Targeted Equity Fund (formerly CDC Nvest Growth Fund), and Capital Growth Management Limited Partnership ("CGM") is incorporated by reference to exhibit (d)(1) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (2) (i) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Capital Growth Fund and CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") is incorporated by reference to exhibit (d)(2)(i) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (ii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Balanced Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(ii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (iii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest International Equity Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(iii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (iv) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Advisers Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (v) Agreement Addendum dated June 1, 2001 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Advisers Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(v) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (vi) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Value Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(v) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (vii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Worldwide Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(vi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (viii) Advisory Agreement dated October 1, 2001 between Registrant on behalf of CDC Nvest Government Securities Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(viii) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

                 (vix) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Strategic Income Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(viii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (x) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Bond Income Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(ix) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xi) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Municipal Income Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(x) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Small Cap Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(xi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.


                 (xiii) Advisory Agreement between Registrant on behalf of CDC Nvest Large Cap Growth Fund and CDC IXIS Advisers is filed herewith.

                 (xiv) Advisory Agreement between Registrant on behalf of CDC Nvest Jurika & Voyles Relative Value Fund and CDC IXIS Advisers is filed herewith.

                 (xv) Advisory Agreement between Registrant on behalf of CDC Nvest Star Growth Fund is filed herewith.

         (3)     (i)        Sub-advisory Agreement dated October 30, 2000 among
                            Registrant on behalf of CDC Nvest Capital Growth
                            Fund, CDC IXIS Advisers and Westpeak Global
                            Advisors, L.P. ("Westpeak") is incorporated by reference to exhibit (d)(3)(i) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (ii) Sub-advisory Agreement dated April 20, 2001 among Registrant on behalf of CDC Nvest Balanced Fund, CDC IXIS Advisers and Loomis, Sayles & Company, L.P. ("Loomis Sayles") is incorporated by reference to exhibit (d)(3)(ii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (iii) Sub-advisory Agreement dated April 20, 2001 among Registrant on behalf of CDC Nvest Balanced Fund, and Jurika & Voyles, L.P. ("Jurika and Voyles") is incorporated by reference to exhibit (d)(3)(iii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (iv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest International Equity Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(iii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (v) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (vi) Amendment No. 1 dated June 1, 2001 to Sub-Advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vi) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (vii) Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (viii) Amendment No. 1 dated June 1, 2001 to Sub-Advisory Agreement dated May 18, 2001 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Adviser and Loomis Sayles is incorporated by reference to exhibit (d)(3)(viii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (vix) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Harris Associates L.P. ("Harris Associates") is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (x) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(x) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (xi) Sub-advisory Agreement dated September 1, 2001 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Fund Asset Management, L.P. (doing business as Mercury Advisors) is incorporated by reference to exhibit (d)(3)(xi) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

                 (xii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xiii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(xiii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xiv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Vaughan Nelson Scarborough & McCullough, L.P. ("Vaughan Nelson") is incorporated by reference to exhibit (d)(3)(xv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Westpeak is incorporated by reference to exhibit (d)(3)(xvii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xvi) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Worldwide Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(xviii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xvii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Worldwide Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xx) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xviii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Worldwide Fund, CDC IXIS Advisers and Montgomery Asset Management LLC ("Montgomery") is incorporated by reference to exhibit (d)(3)(xxi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xix) Sub-advisory Agreement dated October 1, 2001 among Registrant on behalf of CDC Nvest Government Securities Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xix) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

                 (xx) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Strategic Income Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xxiii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxi) Sub-advisory Agreement dated October 1, 2001 among Registrant on behalf of CDC Nvest Bond Income Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xxi) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

                 (xxii) Sub-advisory Agreement dated October 1, 2001 among Registrant on behalf of CDC Nvest Municipal Income Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xxii) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

                 (xxiii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xxvi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxiv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(xxvii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and Montgomery is incorporated by reference to exhibit (d)(3)(xxviii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxvi) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and RS Investment Management, L.P. ("RSIM") is incorporated by reference to exhibit (d)(3)(xxix) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxvii) Sub-Advisory Agreement among Registrant on behalf of CDC Nvest Large Cap Growth Fund, CDC IXIS Advisers and Vaughan Nelson is incorporated by reference to exhibit (d)(3)(xxvii) to PEA No. 47 to the Registration Statement filed on November 14, 2001.


                 (xxviii) Sub-Advisory Agreement among Registrant on behalf of CDC Nvest Jurika & Voyles Relative Value Fund, CDC IXIS Advisers and Jurika & Voyles, L.P. is incorporated by reference to exhibit (d)(3)(xxviii) to PEA No. 48 to the Registration Statement filed on November 19, 2001.


                 (xxix) Sub-Advisory Agreement among Registrant on behalf of CDC Nvest Star Growth Fund, CDC IXIS Advisers and Westpeak is incorporated by reference to exhibit
                            (d)(3)(xxix) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

                 (xxx) Sub-Advisory Agreement among Registrant on behalf of CDC Nvest Star Growth Fund, CDC IXIS Advisers and Vaughan Nelson is incorporated by reference to exhibit (d)(3)(xxx) to PEA No. 47 to the Registration Statement filed on November 14, 2001.


                 (xxxi) Form of Sub-Advisory Agreement among Registrant on behalf of CDC Nvest Star Growth Fund, CDC IXIS Advisers and RSIM is filed herewith.


                 (xxxii) Sub-Advisory Agreement among Registrant on behalf of CDC Nvest Star Growth Fund, CDC IXIS Advisers and Morgan Stanley Investments LP ("Morgan Stanley") is filed herewith.


(e)              Underwriting Contracts.

         (1) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Targeted Equity Fund (formerly CDC Nvest Growth Fund) and CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors") is incorporated by reference to exhibit (e)(1) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (2) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Capital Growth Fund and CDC IXIS Distributors is incorporated by reference to exhibit
                 (e)(2) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (3) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Balanced Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(3) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (4) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest International Equity Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(4) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (5) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Star Advisers Fund and CDC IXIS Distributors is incorporated by reference to exhibit
                 (e)(5) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (6) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Star Value Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(6) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (7) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Star Worldwide Fund and CDC IXIS Distributors is incorporated by reference to exhibit
                 (e)(7) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (8) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Government Securities Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(8) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (9) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Strategic Income Fund and CDC IXIS Distributors is incorporated by reference to exhibit
                 (e)(9) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (10) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Bond Income Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(10) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (11) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Municipal Income Fund and CDC IXIS Distributors is incorporated by reference to exhibit
                 (e)(11) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (12) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Star Small Cap Fund and CDC IXIS Distributors is incorporated by reference to exhibit
                 (e)(12) to PEA No. 43 to the Registration Statement filed on February 27, 2001.


         (13) Distribution Agreement between Registrant on behalf of CDC Nvest Large Cap Growth Fund and CDC IXIS Distributors is filed herewith.


         (14) Distribution Agreement between Registrant on behalf of CDC Nvest Jurika & Voyles Relative Value Fund is filed herewith.



         (15) Distribution Agreement between Registrant on behalf of CDC Nvest Star Growth Fund is filed herewith.


         (16) Form of Dealer Agreement used by CDC IXIS Distributors is filed herewith.

(f)              Bonus or Profit Sharing Contracts.

                 None.

(g)              Custodian Agreements.

         (1) Custodian Contract dated April 12, 1988 between the Registrant and State Street Bank and Trust Company ("State Street Bank"), including form of subcustodian agreement, is incorporated by reference to exhibit 8(a) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

         (2) Amendment No. 1 to Custodian Contract dated April 12, 1988 between the Registrant and State Street Bank is incorporated by reference to exhibit 8(b) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

         (3) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest International Equity Fund is incorporated by reference to exhibit 8(c) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (4) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Capital Growth Fund is incorporated by reference to exhibit 8(d) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (5) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Star Advisers Fund is incorporated by reference to exhibit 8(e) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (6) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Strategic Income Fund is incorporated by reference to exhibit 8(f) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (7) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Star Worldwide Fund is incorporated by reference to exhibit 8(g) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (8) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit 8(h) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (9) Amendment dated February 28, 2000 to the Custodian Contract dated April 12, 1988 is incorporated by reference to exhibit
                 (g)(9) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (10) Amendment dated June 15, 2001 to the Custodian Contract dated April 12, 1988 is incorporated by reference to exhibit (g)(10) to PEA No. 45 to the Registration Statement filed on August 1, 2001.


         (11) Form of Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Star Growth Fund is filed herewith.

         (12) Form of Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Large Cap Growth Fund is filed herewith.

         (13) Form of Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Jurika & Voyles Relative Value Fund is filed herewith.


(h)              Other Material Contracts.

         (1) Transfer Agency and Services Agreement dated November 1, 1999 between the Registrant on behalf of CDC Nvest Growth Fund, CDC Nvest Capital Growth Fund, CDC Nvest Balanced Fund, CDC Nvest International Equity Fund, CDC Nvest Star Advisers Fund, CDC Nvest Star Value Fund, CDC Nvest Star Worldwide Fund, CDC Nvest Government Securities Fund, CDC Nvest Strategic Income Fund, CDC Nvest Bond Income Fund, CDC Nvest Municipal Income Fund and CDC Nvest Star Small Cap Fund and CDC IXIS Asset
                 Management Services, Inc. ("CIS") is incorporated by reference to exhibit h(1) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (2) Amendment dated January 1, 2001 to Fee Schedule of Transfer Agency and Services Agreement dated November 1, 1999 is incorporated by reference to exhibit h(2) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (3) Organizational Expense Reimbursement Agreement between the Registrant on behalf of its CDC Nvest Star Small Cap Fund and CDC IXIS Distributors is incorporated by reference to exhibit 9(n) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (4) Securities Lending Authorization Agreement between State Street Bank and the Registrant and its Series enumerated on schedule C thereto is incorporated by reference to PEA No. 39 to the Registration Statement filed on February 16, 1999.

         (5) First amendment dated February 1, 2000 to Securities Lending Authorization Agreement between State Street Bank and the Registrant and its Series is incorporated by reference to exhibit (h)(5) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

         (6) Second amendment dated September 30, 2001 to Securities Lending Authorization Agreement between State Street Bank and the Registrant and its Series is incorporated by reference to exhibit (h)(6) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

         (7) CDC IXIS Advisers fee waiver/Reimbursement Undertakings dated September 1, 2001 between the Registrant on behalf of its named series and CDC IXIS Advisers is incorporated by reference to exhibit (h)(7) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

         (8) Administrative Services Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Growth Fund, CDC Nvest Capital Growth Fund, CDC Nvest Balanced Fund, CDC Nvest International Equity Fund, CDC Nvest Star Advisers Fund,
                 CDC Nvest Star Value Fund, CDC Nvest Star Worldwide Fund, CDC Nvest Government Securities Fund, CDC Nvest Strategic Income Fund, CDC Nvest Bond Income Fund, CDC Nvest Municipal Income Fund and CDC Nvest Star Small Cap Fund and CIS is incorporated by reference to exhibit h(12) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (9) Amendment dated December 1, 2000 to Administrative Services Agreement dated October 30, 2000 is incorporated by reference to exhibit h(13) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (10) Amendment dated January 2, 2001 to Administrative Services Agreement dated October 30, 2000 is incorporated by reference to exhibit h(14) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (11) Securities Lending Arrangement dated April 1, 2001 between Credit Suisse First Boston Corporation and the Registrant, on behalf of its named series is incorporated by reference to exhibit (h)(16) to PEA No. 46 to the Registration Statement filed on October 12, 2001

(i)              Legal Opinion.

         (1) Opinion and consent of counsel relating to the Registrant's CDC Nvest Government Securities Fund is incorporated by reference to PEA No. 35 to the Registration Statement filed on April 18, 1997.

         (2) Opinion and consent of counsel relating to the Registrant's issuance of multiple classes of shares is incorporated by reference to PEA No. 38 to the Registration Statement filed on April 30, 1998.

         (3) Opinion and consent of counsel relating to the Registrant's CDC Nvest Star Advisers Fund is incorporated by reference to PEA No. 38 to the Registration Statement filed on April 30, 1998.

         (4) Opinion and consent of counsel relating to the Registrant's CDC Nvest Strategic Income Fund is incorporated by reference to PEA No. 28 to the Registration Statement filed on October 13, 1995.

         (5) Opinion and consent of counsel relating to the Registrant's CDC Nvest Star Worldwide Fund is incorporated by reference to exhibit 10(h) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

         (6) Opinion and consent of counsel relating to the Registrant's CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit 10(i) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (7) Opinion and consent of counsel relating to the Registrant's CDC Nvest Large Cap Growth Fund, Jurika & Voyles Relative Value Fund and CDC Nvest Star Growth Fund is incorporated by reference to exhibit (i)(7) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

(j)              Other Opinions.

                 Consent of PricewaterhouseCoopers LLP is filed herewith.

(k)              Omitted Financial Statements

                 Not applicable.

(l)              Initial Capital Agreements.

                 Not applicable.

(m)              Rule 12b-1 Plan.

         (1)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Targeted Equity Fund (formerly CDC Nvest Growth
                            Fund) is incorporated by reference to exhibit m(1)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Targeted Equity Fund (formerly CDC Nvest Growth
                            Fund) is incorporated by reference to exhibit m(1)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Targeted Equity Fund (formerly CDC Nvest Growth
                            Fund) is incorporated by reference to exhibit m(1)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (2)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Capital Growth Fund is incorporated by reference to exhibit m(2)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Capital Growth Fund is incorporated by reference to exhibit m(2)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Capital Growth Fund is incorporated by reference to exhibit m(2)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (3)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Balanced Fund is incorporated by reference to exhibit m(3)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Balanced Fund is incorporated by reference to exhibit m(3)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Balanced Fund is incorporated by reference to exhibit m(3)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (4)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            International Equity Fund is incorporated by reference to exhibit m(4)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest International Equity Fund is incorporated by reference to exhibit m(4)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest International Equity Fund incorporated by reference to exhibit m(4)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (5)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest Star
                            Advisers Fund is incorporated by reference to exhibit m(5)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Star Advisers Fund is incorporated by reference to exhibit m(5)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Star Advisers Fund is incorporated by reference to exhibit m(5)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (6)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest Star
                            Value Fund is incorporated by reference to exhibit m(6)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Star Value Fund is incorporated by reference to exhibit m(6)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Star Value Fund is incorporated by reference to exhibit m(6)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (7)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest Star
                            Worldwide Fund is incorporated by reference to exhibit m(7)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Star Worldwide Fund is incorporated by reference to exhibit m(7)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Star Worldwide Fund is incorporated by reference to exhibit m(7)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (8)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Government Securities Fund is incorporated by reference to exhibit m(8)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Government Securities Fund is incorporated by reference to exhibit m(8)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (9)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Strategic Income Fund is incorporated by reference to exhibit m(9)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Strategic Income Fund is incorporated by reference to exhibit m(9)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Strategic Income Fund is incorporated by reference to exhibit m(9)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (10)    (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Bond Income Fund is incorporated by reference to exhibit m(10)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Bond Income Fund is incorporated by reference to exhibit m(10)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Bond Income Fund is incorporated by reference to exhibit m(10)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (11)    (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Municipal Income Fund is incorporated by reference to exhibit m(11)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Municipal Income Fund is incorporated by reference to exhibit m(11)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (12)    (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Star Small Cap Fund is incorporated by reference to exhibit m(12)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit m(12)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit m(12)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (13)    (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Large Cap Growth Fund is incorporated by reference to exhibit (13)(a) to PEA No. 46 to the Registration
                            Statement filed on October 12, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Large Cap Growth Fund is incorporated by reference to exhibit (13)(b) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Large Cap Growth Fund is incorporated by reference to exhibit (13)(c) to PEA No. 46 to the Registration Statement filed on October 12, 2001 .

         (14)    (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Jurika & Voyles Relative Value Fund is incorporated by reference to exhibit (14)(a) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Jurika & Voyles Relative Value Fund is incorporated by reference to exhibit (14)(b) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Jurika & Voyles Relative Value Fund is incorporated by reference to exhibit (14)(c) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

         (15)    (a)        Rule 12b-1 Plan for class A shares of CDC Nvest Star
                            Growth Fund is incorporated by reference to exhibit
                            (15)(a) to PEA No. 46 to the Registration Statement filed on October 12, 2001

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Star Growth Fund is incorporated by reference to exhibit
                            (15)(b) to PEA No. 46 to the Registration Statement filed on October 12, 2001

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Star Growth Fund is incorporated by reference to exhibit
                            (15)(c) to PEA No. 46 to the Registration Statement filed on October 12, 2001

(n)              Rule 18f-3 Plan

                 Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 as amended, dated December 1, 2000 is incorporated by reference to exhibit (n) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

(p)              Code of Ethics.

         (1) Code of Ethics of Registrant dated August 25, 2000 is incorporated by reference to exhibit p(1) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (2) Code of Ethics dated July 1, 2000 for CDC IXIS Advisers, CDC IXIS Distributors and CIS is incorporated by reference to exhibit p(2) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (3) Code of Ethics dated March 1, 2000 of Capital Growth Management Limited Partnership is incorporated by reference to exhibit p(3) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (4) Code of Ethics dated May 11, 2000 of Westpeak is incorporated by reference to exhibit p(4) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (5)

                 (i) Code of Ethics dated January 14, 2000 as amended January 2, 2001 of Loomis Sayles is incorporated by reference to exhibit p(5)(ii) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (6) Code of Ethics dated April 18, 2000 of Harris Associates is incorporated by reference to exhibit p(7) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (7) Code of Ethics dated April 20, 2001 of Vaughan Nelson is incorporated by reference to exhibit (p)(8) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

         (8) Code of Ethics as revised January 2001 of Montgomery is incorporated by reference to exhibit p(10)(ii) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (9) Code of Ethics dated July 1, 2000 as amended March 8, 2001 of RSIM is incorporated by reference to exhibit (p)(9) to PEA No. 46 to the Registration Statement filed on October 12, 2001

         (10) Code of Ethics and Policy on Personal Trading effective February 1, 200 for Jurika & Voyles, L.P. is incorporated by reference to exhibit (p)(11) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

         (11) Code of Ethics for Mercury Advisors is incorporated by reference to exhibit (p)(11) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

(q)              Powers of Attorney


                 Powers of Attorney for Peter S. Voss, Graham T. Allison, Jr., Daniel M. Cain, Kenneth J. Cowan, Richard Darman, John T. Hailer, Sandra O. Moose, John A. Shane and Pendleton P. White dated August 31, 2001 designating John M. Loder, John E. Pelletier and Thomas P. Cunningham as attorneys to sign for each Trustee is incorporated by reference to exhibit (q) to PEA No. 46 to the Registration Statement filed on October 12, 2001.


Item 24.  Persons Controlled by or Under Common Control with the Registrant

         None.

Item 25.  Indemnification

          Under Article 4 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 4 of the Registrant's By-laws contained in the PEA No. 32 to the Registration Statement filed on July 30, 1996 as exhibit 2(a) and is incorporated by reference.

         The Distribution Agreement, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the "Agreements") contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act "), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with CDC IXIS Asset Management North America, L.P. and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.


Item 26.  Business and Other Connections of Investment Adviser

(a) Loomis Sayles, subadviser of the Registrant's CDC Nvest Star Value Fund, CDC Nvest Star Advisers Fund, CDC Nvest Star Small Cap Fund, CDC Nvest Star Worldwide Fund, CDC Nvest International Equity Fund, CDC Nvest Balanced Fund and CDC Nvest Strategic Income Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Loomis Sayles during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940 as amended (the "Advisers Act") (SEC File No. 801-170).

(b) Capital Growth Management Limited Partnership ("CGM"), the adviser of the Registrant's CDC Nvest Growth Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of CGM during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by CGM pursuant to the Advisers Act (SEC File No. 801-35935).

(c) Westpeak Global Advisors, L.P. ("Westpeak") serves as subadviser to the Registrant's CDC Nvest Capital Growth Fund, CDC Nvest Star Value Fund and CDC Nvest Star Growth Fund. Organized in 1991, Westpeak provides investment management services to other mutual funds and institutional clients.

         The list required by this Item 26 regarding any other general business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Back Bay Advisors during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Westpeak pursuant to the Advisers Act (SEC File No. 801-39554).

(d) CDC IXIS Advisers, a wholly owned subsidiary CDC IXIS Asset Management North America, L.P. serves as investment adviser to all the series of the Registrant except CDC Nvest Growth Fund. CDC IXIS Advisers was organized in 1995.

         The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of CDC IXIS Advisers during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by CDC IXIS Advisers pursuant to the Advisers Act (SEC File No. 801-48408).

(e) Montgomery is a subadviser to the Registrant's CDC Nvest Star Worldwide Fund and CDC Nvest Star Small Cap Fund.

         This list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of Montgomery during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Montgomery pursuant to the Advisers Act (SEC File No. 801-54803).

(f) Harris Associates L.P. serves as a subadviser to the Registrant's CDC Nvest Star Advisers Fund, CDC Nvest Star Worldwide Fund, CDC Nvest Star Value Fund and CDC Nvest Star Small Cap Fund. Harris Associates serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator.

         The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of Harris during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Harris pursuant to the Advisers Act (SEC File No. 801-50333).

(g) RS Investment Management, L.P., a subadviser to the Registrant's CDC Nvest Star Small Cap Fund and CDC Nvest Star Growth Fund, provides investment advice to various clients including public mutual funds, private limited partnerships and separate accounts.

         The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of RS Investment Management during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by RS Investment Management pursuant to the Advisers Act (SEC File No. 801-144125).

(h) Vaughan, Nelson, Scarborough & McCullough, L.P. subadviser to Registrant's CDC Nvest Star Value Fund andCDC Nvest Star Growth Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of VSNM during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by VNSM pursuant to the Advisers Act (File No. 801-51795).

(i) Jurika & Voyles, L.P the subadviser to CDC Nvest Balanced Fund and CDC Nvest Star Growth Fund, provides investment advice to other registered investment companies and to organizations and individuals. Jurika & Voyles succeeded Jurika & Voyles, Inc. in January 1997.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Jurika & Voyles during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Jurika & Voyles pursuant to the Advisers Act (File No. 801-53366).

(j) Fund Asset Management, L.P. (d/b/a Mercury Adivsors) serves as subadviser to Registrant's CDC Nvest Star Advisers Fund.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Fund Asset Management, L.P. during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Fund Asset Management, L.P. pursuant to the Advisers Act (File No. 801-12485).


(k) Morgan Stanley Investment Management Inc. serves as subadviser to Registrant's CDC Nvest Star Growth Fund.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Morgan Stanley during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Morgan Stanley pursuant to the Advisers Act (File No. 801-10437).

Item 27.  Principal Underwriter

(a) CDC IXIS Asset Management Distributors, L.P., the principal underwriter of the Registrant, also serves as principal underwriter for:

         CDC Nvest Tax Exempt Money Market Trust
         CDC Nvest Cash Management Trust
         CDC Nvest Funds Trust II
         CDC Nvest Funds Trust III
         CDC Nvest Companies Trust I

(b) The general partner and officers of the Registrant's principal underwriter, CDC IXIS Asset Management Distributors, L.P., and their addresses are as follows:


                                         POSITIONS AND OFFICES                    POSITIONS AND OFFICES
           NAME                       WITH PRINCIPAL UNDERWRITER                     WITH REGISTRANT
---------------------------- ---------------------------------------------- -----------------------------------

CDC IXIS Asset Management    General Partner                                    None
Distribution Corporation

John T. Hailer               President and Chief Executive Officer              President and Trustee

John E. Pelletier            Senior Vice President, General Counsel,            Secretary and Clerk
                             Secretary and Clerk

Scott E. Wennerholm          Senior Vice President, Treasurer, Chief            None
                             Financial Officer, and Chief Operating
                             Officer

Coleen Downs Dinneen         Vice President, Associate General Counsel,         Assistant Secretary
                             Assistant Secretary and Assistant Clerk


Beatriz Pina Smith           Vice President and Assistant Treasurer             None

Christine Howe               Vice President and Controller                      None

Frank S. Maselli             Senior Vice President                              None

Kirk Williamson              Senior Vice President                              None

Daniel Lynch                 Vice President                                     None

Marla McDougall              Vice President                                     None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)      Not applicable.

Item 28.  Location of Accounts and Records

The following companies, in the aggregate, maintain possession of the documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder:

(a)       For all series of Registrant:

          (i)      State Street Bank and Trust Company
                   225 Franklin Street
                   Boston, Massachusetts 02110

          (ii)     CDC IXIS Asset Management Distributors, L.P.
                   399 Boylston Street
                   Boston, Massachusetts 02116

          (iii)    CDC IXIS Asset Management Advisers, L.P.
                   399 Boylston Street
                   Boston, MA  02116
                   (EXCLUDING TARGETED EQUITY FUND)

(b)       For CDC Nvest Targeted Equity Fund (formerly CDC Nvest Growth Fund):
                   Capital Growth Management Limited Partnership
                   One International Place
                   Boston, Massachusetts 02110

(c)       For the series of the Registrant managed by Harris:
                   Harris Associates L.P.
                   Two North LaSalle Street
                   Chicago, Illinois  60602

(d) For the series of the Registrant managed by Fund Asset Management, L.P. (doing business as Mercury Advisors)
                   Fund Asset Management, L.P.
                   800 Scudders Mill Road
                   Plainsboro, NJ 08536

(e)       For the series of the Registrant managed by Loomis Sayles:
                   Loomis, Sayles & Company, L.P.
                   One Financial Center
                   Boston, Massachusetts 02111

(f)       For the series of the Registrant managed by Montgomery:
                   Montgomery Asset Management, LLC
                   600 Montgomery Street
                   San Francisco, California 94111

(g)       For the series of the Registrant managed by RS Investment Management:
                   RS Investment Management
                   555 California Street
                   San Francisco, CA 94101

(h) For the series of the Registrant managed by Vaughan, Nelson Scarborough & McCullough, L.P.:
                   Vaughan, Nelson, Scarborough & McCollough, L.P.
                   600 Travis
                   Suite 6300
                   Houston, TX  77002


(i)       For the series of the Registrant managed by Jurika & Voyles, L.P.:
                   Jurika & Voyles, L.P.
                   Lake Merritt Plaza

                   1999 Harrison, Suite 700
                   Oakland, CA 94612

(j)       For the series of the Registrant managed by Westpeak Global Advisers,
          L.P.:
                   Westpeak Global Advisers, L.P.
                   1011 Walnut Street
                   Boulder, CO 80302


(k)       For the series of the Registrant managed by Morgan Stanley:
                   Morgan Stanley Investment Management Inc.
                   One Tower Bridge, West

                   Conshohocken, PA 19428


Item 29.  Management Services

         None.

Item 30.  Undertakings

(a) The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                             CDC NVEST FUNDS TRUST I
                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment ("PEA") No. 49 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 49 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 3rd day of December, 2001.


                                                       CDC Nvest Funds Trust I

                                                       BY: PETER S. VOSS*
                                                       Peter S. Voss
                                                       Chief Executive Officer


                                                       *BY:/S/ JOHN E. PELLETIER
                                                       John E. Pelletier
                                                       Attorney-In-Fact**


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                      TITLE                          DATE


PETER S. VOSS*

Peter S. Voss                  Chairman of the Board;         December 3, 2001
                               Chief Executive Officer;
                               Trustee

/s/ Thomas P. Cunningham


Thomas P. Cunningham           Treasurer                      December 3, 2001


GRAHAM T. ALLISON, JR.*

Graham T. Allison, Jr.         Trustee                        December 3, 2001


DANIEL M. CAIN*

Daniel M. Cain                 Trustee                        December 3, 2001


KENNETH J. COWAN*

Kenneth J. Cowan               Trustee                        December 3, 2001


RICHARD DARMAN*

Richard Darman                 Trustee                        December 3, 2001


JOHN T. HAILER*

John T. Hailer                 President; Trustee             December 3, 2001


SANDRA O. MOOSE*

Sandra O. Moose                Trustee                        December 3, 2001


JOHN A. SHANE*

John A. Shane                  Trustee                        December 3, 2001

PENDLETON P. WHITE*

Pendleton P. White             Trustee                        December 3, 2001

                                                    *By:   /s/ John E. Pelletier
                                                           John E. Pelletier
                                                           Attorney-In-Fact**
                                                           December 3, 2001

   ** Powers of Attorney are incorporated by reference to exhibit (q) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

                             CDC NVEST FUNDS TRUST I

                                  EXHIBIT INDEX

                        EXHIBITS FOR ITEM 23 OF FORM N-1A

EXHIBIT                    DESCRIPTION

        (d)(2)(xiii)       Advisory Agreement - Large Cap Growth Fund
        (d)(2)(xiv)        Advisory Agreement - Relative Value Fund
        (d)(2)(xv)         Advisory Agreement - Star Growth Fund
        (d)(3)(xxxi)       Form of Subadvisory Agreement - Star Growth Fund
                           (RSIM)
        (d)(3)(xxxii)      Subadvisory Agreement - Star Growth Fund
                           (Morgan Stanley)
        (e)(13)            Distribution Agreement - Large Cap Growth Fund
        (e)(14)            Distribution Agreement - Relative Value Fund
        (e)(15)            Distribution Agreement - Star Growth Fund
        (e)(16)            Form of Dealer Agreement
        (g)(11)            Form of Letter Agreement to Custodian Contract -
                           Star Growth Fund
        (g)(12)            Form of Letter Agreement to Custodian Contract -
                           Large Cap Growth Fund
        (g)(13)            Form of Letter Agreement to Custodian Contract -
                           Relative Value Fund
        (j)                Consent of PricewaterhouseCoopers